UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  09/30/08



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
       ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name: 	Diane Christian

      --------------------------

Title: Managing Partner
      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Christian            Marblehead,MA   11/7/08

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   59

                                        -------


Form 13F Information Table Value Total:  $107,129
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    19669   287931 SH       SOLE                   287931
ABBOTT LABS COM                COM              002824100      230     4000 SH       SOLE                     4000
ADOBE SYSTEMS                  COM              00724F101     1578    39970 SH       SOLE                    39970
AMAZON COM INC COM             COM              023135106     2003    27535 SH       SOLE                    27535
APPLE COMPUTER                 COM              037833100     3322    29225 SH       SOLE                    29225
ATS MED INC COM                COM              002083103      144    50000 SH       SOLE                    50000
BADGER METER, INC.             COM              056525108     1013    21575 SH       SOLE                    21575
BHP BILLITON ADR               COM              088606108     1252    24075 SH       SOLE                    24075
BURLINGTON NRTHN SANTA COM     COM              12189T104     2198    23775 SH       SOLE                    23775
CELGENE CORP COM               COM              151020104     2128    33625 SH       SOLE                    33625
CHESAPEAKE ENERGY CORP         COM              165167107      840    23420 SH       SOLE                    23420
CHEVRON CORPORATION COM        COM                             478     5798 SH       SOLE                     5798
CISCO SYS INC COM              COM              17275R102     5218   231302 SH       SOLE                   231302
CME CROUP INC                  COM              12572Q105     1650     4440 SH       SOLE                     4440
COSTCO WHOLESALE CORP          COM              22160K105     1855    28575 SH       SOLE                    28575
CVS/CAREMARK CORP.             COM              126650100     1929    57306 SH       SOLE                    57306
EMERSON ELEC CO COM            COM              291011104     1655    40583 SH       SOLE                    40583
EXELON CORP                    COM              30161N101     1650    26352 SH       SOLE                    26352
EXXON MOBIL CORP.              COM              30231G102     1872    24104 SH       SOLE                    24104
FIRST ENERGY CORP              COM              337932107     2062    30777 SH       SOLE                    30777
FIRST SOLAR INC.               COM              336433107     1894    10025 SH       SOLE                    10025
FREEPORT MCMORAN               COM              35671D857     1329    23385 SH       SOLE                    23385
GENCO SHIPPING & TRADING LTD   COM              Y2685T107      508    15275 SH       SOLE                    15275
GENZYME CORPORATION            COM              372917104     1545    19100 SH       SOLE                    19100
GILEAD SCIENCES                COM              375558103     2024    44350 SH       SOLE                    44350
GOOGLE                         COM              38259P508     2053     5045 SH       SOLE                     5045
HANA BIOSCIENCES               COM              hnab            48    80360 SH       SOLE                    80360
HEWLETT PACKARD CO.            COM              428236103     1969    42575 SH       SOLE                    42575
INTERNATIONAL BUS MACH COM     COM              459200101     2006    17150 SH       SOLE                    17150
JACOBS ENGINEERING GP          COM              469814107     1392    25625 SH       SOLE                    25625
JOHNSON & JOHNSON COM          COM              478160104     2303    33235 SH       SOLE                    33235
KEYCORP NEW COM                COM              493267108      143    12000 SH       SOLE                    12000
MASTERCARD INC                 COM              57636q104     1652     9315 SH       SOLE                     9315
MCDONALDS CORP COM             COM              580135101     3181    51557 SH       SOLE                    51557
MEMC ELECTRONICS               COM              552715104      777    27485 SH       SOLE                    27485
MICROSOFT CORP COM             COM              594918104     4013   150338 SH       SOLE                   150338
MONSANTO CO                    COM              61166w101     2248    22710 SH       SOLE                    22710
MOSAIC COMPANY                 COM              61945a107     1124    16530 SH       SOLE                    16530
NOKIA                          COM              654902204      689    36950 SH       SOLE                    36950
NORTHSTAR REALTY FIN CORP      COM              66704r100      159    20500 SH       SOLE                    20500
NUVASIVE INC.                  COM              670704105     2103    42630 SH       SOLE                    42630
PNC BANK CORP.                 COM              693475105      747    10000 SH       SOLE                    10000
POTASH CP SASKATCHEW           COM              73755L107     1492    11300 SH       SOLE                    11300
PROCTER & GAMBLE CO COM        COM              742718109     1301    18663 SH       SOLE                    18663
QUALCOMM INC COM               COM              747525103     2075    48300 SH       SOLE                    48300
RESEARCH IN MOTION LTD         COM              760975102     1364    19965 SH       SOLE                    19965
SAP AG                         COM              803054204     1377    25770 SH       SOLE                    25770
SCHLUMBERGER LTD COM           COM              806857108     1404    17980 SH       SOLE                    17980
ST JUDE MED INC COM            COM              790849103     1982    45575 SH       SOLE                    45575
SUNPOWER CORP.                 COM              867652109     1547    21815 SH       SOLE                    21815
TRANSOCEAN INC. NEW SHS        COM              g90073100     1621    14762 SH       SOLE                    14762
UST INC COM                    COM              902911106      213     3200 SH       SOLE                     3200
UTIX GROUP INC                 COM              918032202        0    33515 SH       SOLE                    33515
VISA INC.                      COM              92826C839     2098    34175 SH       SOLE                    34175
WELLS FARGO                    COM              949746101     1586    42255 SH       SOLE                    42255
ZIMMER HLDGS INC COM           COM              98956P102     1538    23825 SH       SOLE                    23825
COLUMBIA MARSICO 21ST CENTURY                   nmycx          170 14738.040SH       SOLE                14738.040
HARTFORD CAPITAL APPRECIATION                   ithax          481 16290.030SH       SOLE                16290.030
OPPENHEIMER INT'L GROWTH FUND                   oigax          229 10137.780SH       SOLE                10137.780